F3 Financial assets, non-current	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
F3 Financial assets, non-current

Financial assets, non-current

	Other investments in shares and participations		Interest-bearing securities, non-current		Other financial assets, non-current 1)
	2025	2024	2025	2024	2025	2024

Opening balance	2,029	2,091	19,440	9,931	5,161	6,350

Additions	615	207	28,788	15,950	1,691	2,919

Disposals/repayments/deductions	–419	–64	–3,209	–224	–14	–2,585

Amortization	–	–	–	–	–520	–136

Change in value in funded pension plans 2)	–	–	–	–	611	–960

Revaluation	–303	–202	–11	160	2	21

Reclassification	–	–	–7,710	–6,377	–522	–455

Translation differences	–13	–3	–	–	–449	7
Closing balance	1,909	2,029	37,298	19,440	5,960	5,161

1)	Includes items such as pension surplus assets, tax credit receivables, deferred sales commissions and loans to associates.
2)	This amount includes changes in the asset ceiling. For further information, see note G1 "Post-employment benefits.”